Loss Per Share (Narrative) (Details) - shares shares in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Net loss per ordinary share attributable to Stratasys Ltd.
Antidilutive securities excluded from computation of net loss per share	4.4	3.8	4.4	4.1